Disposition of Feng Hui (Details) - Schedule of reconciliation of income from operations classified as discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations
Total interest and fees income	$ 3,514	$ 141,921	$ 14,897,253
Total interest expenses	(6,314,400)	(6,870,408)	(7,367,549)
Provision for loan losses	(24,702,109)	(83,539,532)	(54,734,562)
Other operating expenses	3,108,205	(468,346)	(3,668,260)
Income tax expenses			(2,504,504)
Net gain from discontinued operations	54,750,808
Net income (loss) from discontinued operations	$ 26,846,018	$ (90,736,365)	$ (53,377,622)